UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Blue Chip Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to http://troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Blue Chip Growth Portfolio
HIGHLIGHTS
The Blue Chip Growth Portfolio generated a positive absolute return in the 12-month period ended December 31, 2023. The portfolio outperformed its benchmark, the S&P 500 Index, and also outpaced the style-specific Russell 1000 Growth Index. The portfolio also outperformed its peer group, the Lipper Variable Annuity Underlying Large-Cap Growth Funds Average.
Major U.S. stock indexes produced strong gains in 2023, as the equity market rebounded from poor performance in 2022. Thanks in part to generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence, equities climbed the proverbial wall of worry, led by a relatively small group of high-growth, technology-oriented mega-cap companies.
The portfolio’s top sector allocations are in information technology, communication services, and consumer discretionary.
Given the equity market’s impressive performance in 2023, aided in large part by multiple expansion, returns in the coming year may be more subdued. An additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth, an environment that we believe would be suitable to our focus on fundamental research and active, bottom-up stock selection.
Log in to your account at http://troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Blue Chip Growth Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Blue Chip Growth Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The portfolio seeks to provide long-term capital growth.
Income is a secondary objective.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Blue Chip Growth Portfolio returned 49.29% in the
12-month period ended December 31, 2023. The portfolio
outperformed its benchmark, the S&P 500 Index, and also
outpaced the style-specific Russell 1000 Growth Index. The
portfolio also outperformed its peer group, the Lipper Variable
Annuity Underlying Large-Cap Growth Funds Average.
(Returns for the II Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results.
Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained . )
What factors influenced the fund’s performance?
Major U.S. stock indexes produced strong gains in 2023, as the equity market rebounded from poor performance in 2022.
Thanks in part to generally favorable corporate earnings, a
resilient economy, and increased investor interest in artificial intelligence (AI), equities climbed the proverbial wall of worry, led by a relatively small group of high-growth, technology-
oriented mega-cap companies. While many of our highest-
conviction investments were top performers, a handful of our more idiosyncratic ideas also provided important
contributions.
The information technology sector led the way during the
year, contributing the most to relative returns. A burgeoning secular growth theme in the form of AI provided significant
support for the group, particularly benefiting names in the
software and semiconductors industries. Our stake in NVIDIA
was a bright spot for the portfolio. Shares of the chipmaker traded higher in a sharp move following improved visibility
around future demand for advanced graphics processing units
(GPUs) that are critical for the build out of AI infrastructure.
NVIDIA’s dominant position in state-of-the-art GPUs,
combined with its embedded software, has created an
expanding moat behind which the chipmaker should be able
to continue to innovate and grow earnings. Microsoft, which
represents the portfolio’s largest position, also outperformed during the year. The market responded positively to
reacceleration in the company’s cloud business as headwinds
from information technology (IT) spending constraints began
to fade. AI tailwinds also provided a boost for the stock;
Microsoft’s investments in the space began to produce tangible gains, with contributions from AI services starting to move the needle on Azure growth. Our position in ServiceNow further
assisted performance as the company presented strong
execution amid a difficult IT spending environment and
gained early traction with newly launched generative
AI-driven solutions. (Please refer to the portfolio of
investments for a complete list of holdings and the amount
each represents in the portfolio.)
The portfolio’s second-largest sector allocation is in
communication services, where a handful of names in digital
advertising bounced back following disappointing
performances in 2022. Shares of social media giant Meta
Platforms surged over the past 12 months, driven by (1) the
company’s continued focus on cost discipline, (2) a rebound in digital ad spending, and (3) improving monetization trends
within short-form video. Alphabet also added value as shares were driven higher by a reacceleration in advertising spending for both its search and YouTube segments, encouraging
engagement and monetization signals from AI efforts, and
some modest improvement on cost control efforts.
Robust consumer spending guided the consumer discretionary
sector higher. Shares of Amazon.com [amazon.com], one of our largest holdings, gained due to improving profitability in its North
American e-commerce segment and better-than-expected
results from Amazon Web Services as cloud optimization
headwinds began to abate. Our exposure to Tesla also assisted.
Shares of the electric vehicle manufacturer outperformed in
the first half of the year, recovering ground early in the period after management assuaged concerns about the low end of
margin structures following price cuts and reaffirmed strong levels of demand. The stock also received a boost from a wave of positive sentiment around AI and speculation that the
company would be a significant AI beneficiary.
While our favorable positioning in a narrow group of market-
leading names was a notable source of strength for the
portfolio, we were also rewarded for being right on some high-
conviction ideas within health care where our investment
theses are playing out nicely. Shares of Eli Lilly traded
significantly higher, buoyed by impressive sales across its
product portfolio, better-than-expected clinical data for its developmental Alzheimer’s drug, and surging attention and
optimism around the GLP-1 agonist drug class, which several
of Lilly’s most significant diabetes and weight loss treatments
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Blue Chip Growth Portfolio 10.61% 49.29%
Blue Chip Growth Portfolio–II 10.45 48.96
S&P 500 Index 8.04 26.29
Lipper Variable Annuity
Underlying Large-Cap
Growth Funds Average 10.30 42.62
Russell 1000 Growth Index 10.59 42.68

T. ROWE PRICE Blue Chip Growth Portfolio

belong to. Our position in Intuitive Surgical also contributed.
Despite facing some concerns that GLP-1 drugs may have a
negative impact on its bariatrics business, the stock finished the year higher, driven by better-than-anticipated procedure growth—the engine of the robot-assisted surgery company’s
business model.
No subsectors hurt relative performance during the period.
However, from an absolute perspective, Dollar General and
Charles Schwab, a discount retailer and leading wealth
management platform, respectively, were two of the largest
detractors from the portfolio’s performance.
How is the fund positioned?
We are largely satisfied with the positioning of the portfolio.
During the year, fundamentally driven selling was limited and we trimmed a handful of our best-performing ideas on
strength, in order to maintain our desired position size.
Purchasing activity was also finite, but in an effort to cast a wider net across sectors and add some defensive exposure on
the margins, we identified a few opportunities within
consumer staples, energy, and utilities that meet our earnings growth criteria.
Information technology continues to be our largest sector
allocation, where powerful secular growth themes such as
cloud computing and generative AI represent massive profit
opportunities; however, the sector was a significant source of sales in 2023. We sold shares of Microsoft on strength. We
maintain a positive view of the company as Microsoft’s broad-
based success in cloud computing with Office 365 and Azure,
along with its early leadership in AI, have made it a singularly advantaged and valuable enterprise technology business that
we believe will be able to deliver above-average growth over the long term. We also sold shares of a handful of
semiconductors and semiconductor equipment names that
benefited from a groundswell of enthusiasm around AI,
sparked by recent advancements in the technology, including
NVIDIA, Advanced Micro Devices, ASML Holding, and
Marvell Technology—which we eliminated late in the year.
We were also net sellers in communication services, mainly
driven by Alphabet, which we trimmed into strength; however, the internet search giant remains a top-five holding in the
portfolio. With dominant positions across everyday use
internet utilities, combined with world-class computing
infrastructure and talent, Alphabet remains well positioned to extract value from the economy as the world becomes more
digital. Furthermore, we believe the company stands to benefit as it leverages its considerable AI research into practical, market-leading services across its user base.
On the other hand, we were able to identify a few
opportunities within the utilities and consumer staples sectors that meet our earnings growth criteria. During the period, we initiated a position in Constellation Energy, which is the
United States’ largest producer of clean, carbon-free energy, as well as a leader in nuclear power and a predominant supplier of energy products and services to homes, businesses, and the public sector. We believe Constellation will likely benefit from margin expansion given our expectations that overall energy
prices are likely to rise, while the input costs for nuclear remain unchanged. We also initiated a stake in Mondelez
International, a leading manufacturer of snacks, which is well managed and is undergoing a portfolio transformation that
should boost sales growth and profitability.
Similarly, within the energy sector, we initiated a new position in Schlumberger—a global leader in oil field services with a revenue mix that primarily skews international. We bought
shares of the company, which is widely regarded as the
technology leader in oil field services, as we expect
Schlumberger to be a primary beneficiary of the international and offshore capital expenditure upcycle.
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of
benign jobs reports, have widened the runway for a soft
landing. The Federal Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the
probability of a recession continues to decline. We believe
equity returns are likely to be more subdued in 2024; an
additional move higher will likely hinge on the ability of
companies to demonstrate meaningful earnings and free cash
flow growth following the significant move up in the last 12 months, which was aided in large part by multiple expansion.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology 43.1% 41.2%
Communication Services 15.1  15.6
Consumer Discretionary 14.5  14.8
Health Care 12.7  12.2
Financials 10.2  9.7
Industrials and Business Services 2.1  2.2
Consumer Staples 0.6  1.4
Materials 1.0  1.0
Utilities 0.2  0.5
Energy 0.0  0.3
Real Estate 0.0  0.0
Other and Reserves 0.5  1.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Blue Chip Growth Portfolio

From a positioning standpoint, we continue to refrain from
taking a pronounced stance on macroeconomic implications,
and, instead, we are aiming for a balanced approach of
offensive ideas that can thrive if the skies continue to clear, as well as defensive positions that can provide downside support.
Similarly, predicting election outcomes and subsequent market impacts is not an area of focus at this stage; however, as
political agendas come into focus and the balance of political power crystalizes, actionable idiosyncratic investment
opportunities may present themselves.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Blue Chip Growth Portfolio

RISKS OF INVESTING IN THE FUND
RISKS OF STOCK INVESTING
The portfolio’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse
political or economic developments, changes in investor
psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of
factors, including disappointing earnings or changes in the
competitive environment. In addition, the investment
manager’s assessment of companies held in a portfolio may
prove incorrect, resulting in losses or poor performance even in rising markets.
RISKS OF GROWTH INVESTING
Growth stocks tend to be more volatile than other types of
stocks, and their prices may fluctuate more dramatically than the overall stock markets. Growth stocks are typically priced higher than other stocks because investors believe they have more growth potential, which may or may not be realized.
Since these companies usually invest a high portion of
earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market. In addition,
earnings disappointments often lead to sharply falling prices for growth stocks.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2024. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 13.9%
Apple 10.0
Amazon.com [amazon.com] 8.1
Alphabet 7.9
NVIDIA 6.2
Meta Platforms 5.0
UnitedHealth Group 3.2
Visa 3.2
Eli Lilly 2.9
Mastercard 2.6
Tesla 2.5
ServiceNow 2.4
Intuitive Surgical 1.5
Netflix 1.5
Synopsys 1.2
Intuit 1.2
Thermo Fisher Scientific 1.2
ASML Holding 1.2
Chubb 1.0
T-Mobile U.S. 1.0
Chipotle Mexican Grill 0.9
Booking Holdings 0.9
Roper Technologies 0.7
Advanced Micro Devices 0.7
Shopify 0.7
Total 81.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Blue Chip Growth Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.
BLUE CHIP GROWTH PORTFOLIO
Note: Performance for the II Class shares will vary due to their differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service (12b-
1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Blue Chip Growth Portfolio 49.29% 13.50% 12.31%
Blue Chip Growth Portfolio–II 48.96 13.22 12.03
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Total returns do not include charges imposed by your insurance company's separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns. Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained.

T. ROWE PRICE Blue Chip Growth Portfolio

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
BLUE CHIP GROWTH PORTFOLIO
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Blue Chip Growth Portfolio
Actual $1,000.00 $1,106.10 $3.98
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.42   3.82
Blue Chip Growth Portfolio - II
Actual   1,000.00   1,104.50   5.30
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.16   5.09
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Blue Chip Growth Portfolio was
0.75%, and the
2
Blue Chip Growth Portfolio - II was 1.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 30 .94 $ 53 .12 $ 50 .71 $ 38 .98 $ 30 .79
Investment activities
Net investment income (loss)
(1)(2)
( 0 .05 ) ( 0 .09 ) ( 0 .24 ) ( 0 .14 ) –
(3)
Net realized and unrealized gain/loss 15 .30 ( 20 .36 ) 9 .00 13 .50 9 .19
Total from investment activities 15 .25 ( 20 .45 ) 8 .76 13 .36 9 .19
Distributions
Net realized gain – ( 1 .73 ) ( 6 .35 ) ( 1 .63 ) ( 1 .00 )
NET ASSET VALUE
End of period $ 46 .19 $ 30 .94 $ 53 .12 $ 50 .71 $ 38 .98
Ratios/Supplemental Data
Total return
(2)(4)
49 .29% ( 38 .50 ) % 17 .62% 34 .28% 29 .89%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .85% 0 .85% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/payments by Price
Associates 0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment income (loss) ( 0 .14 ) % ( 0 .24 ) % ( 0 .42 ) % ( 0 .33 ) % 0 .01%
Portfolio turnover rate 11 .8% 18 .0% 38 .2% 27 .1% 31 .6%
Net assets, end of period (in thousands) $ 1,326,676 $ 1,055,580 $ 1,771,014 $ 1,606,413 $ 1,199,110
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 29 .23 $ 50 .47 $ 48 .48 $ 37 .42 $ 29 .66
Investment activities
Net investment loss
(1)(2)
( 0 .14 ) ( 0 .18 ) ( 0 .36 ) ( 0 .24 ) ( 0 .08 )
Net realized and unrealized gain/loss 14 .45 ( 19 .33 ) 8 .59 12 .93 8 .84
Total from investment activities 14 .31 ( 19 .51 ) 8 .23 12 .69 8 .76
Distributions
Net realized gain – ( 1 .73 ) ( 6 .24 ) ( 1 .63 ) ( 1 .00 )
NET ASSET VALUE
End of period $ 43 .54 $ 29 .23 $ 50 .47 $ 48 .48 $ 37 .42
Ratios/Supplemental Data
Total return
(2)(3)
48 .96% ( 38 .66 ) % 17 .33% 33 .92% 29 .58%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/payments by Price
Associates 1 .00% 1 .00% 1 .00% 1 .00% 1 .00%
Net investment loss ( 0 .39 ) % ( 0 .49 ) % ( 0 .67 ) % ( 0 .57 ) % ( 0 .24 ) %
Portfolio turnover rate 11 .8% 18 .0% 38 .2% 27 .1% 31 .6%
Net assets, end of period (in thousands) $ 619,232 $ 449,529 $ 785,041 $ 700,063 $ 553,467
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
COMMUNICATION
SERVICES 15.5%
Entertainment 1.6%
Netflix (1) 58,057 28,267
Sea, ADR  (1) 87,449 3,541
31,808
Interactive Media & Services 12.9%
Alphabet, Class A  (1) 198,809 27,772
Alphabet, Class C  (1) 901,947 127,111
Meta Platforms, Class A  (1) 272,561 96,476
251,359
Wireless Telecommunication
Services 1.0%
T-Mobile U.S.  122,038 19,566
19,566
Total Communication Services 302,733
CONSUMER
DISCRETIONARY 14.8%
Automobiles 2.5%
Tesla (1) 193,777 48,150
48,150
Broadline Retail 8.1%
Amazon.com (1) 1,031,938 156,793
156,793
Hotels, Restaurants & Leisure 2.1%
Booking Holdings  (1) 5,135 18,215
Chipotle Mexican Grill  (1) 8,005 18,307
DoorDash, Class A  (1) 51,271 5,070
41,592
Specialty Retail 1.3%
Carvana (1)(2) 98,600 5,220
Ross Stores  89,715 12,416
TJX  92,272 8,656
26,292
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica  (1) 19,790 10,119
NIKE, Class B  52,652 5,716
15,835
Total Consumer Discretionary 288,662
CONSUMER STAPLES 1.4%
Consumer Staples Distribution &
Retail 0.6%
Dollar General  91,617 12,455
12,455
Food Products 0.3%
Mondelez International, Class A  75,600 5,476
5,476
Household Products 0.5%
Colgate-Palmolive  60,600 4,830
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  31,200 4,572
9,402
Total Consumer Staples 27,333
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger  120,700 6,281
Total Energy 6,281
FINANCIALS 9.7%
Capital Markets 1.8%
Charles Schwab  109,179 7,511
Goldman Sachs Group  14,003 5,402
Morgan Stanley  98,316 9,168
MSCI  3,864 2,186
S&P Global  24,021 10,582
34,849
Financial Services 6.3%
Adyen (EUR)  (1) 3,466 4,474
ANT Group, Acquisition Date:
8/14/23, Cost $1,014  (1)(3)(4) 1,013,813 993
Fiserv  (1) 31,925 4,241
Mastercard, Class A  118,687 50,621
Visa, Class A  238,852 62,185
122,514
Insurance 1.6%
Chubb  87,416 19,756
Marsh & McLennan  62,553 11,852
31,608
Total Financials 188,971
HEALTH CARE 12.2%
Health Care Equipment &
Supplies 2.2%
Align Technology  (1) 4,559 1,249
Intuitive Surgical  (1) 85,549 28,861
Stryker  36,479 10,924
Teleflex  11,108 2,770
43,804
Health Care Providers &
Services 4.3%
Elevance Health  17,461 8,234
Humana  25,958 11,884
UnitedHealth Group  119,152 62,730
82,848
Health Care Technology 0.2%
Veeva Systems, Class A  (1) 21,252 4,091
4,091
Life Sciences Tools & Services 1.8%
Danaher  51,927 12,013
Thermo Fisher Scientific  43,056 22,853
34,866
Pharmaceuticals 3.7%
AstraZeneca, ADR  66,687 4,491
Eli Lilly  97,374 56,761

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  56,927 11,236
72,488
Total Health Care 238,097
INDUSTRIALS & BUSINESS
SERVICES 2.3%
Aerospace & Defense 0.3%
TransDigm Group  5,136 5,196
5,196
Commercial Services &
Supplies 0.3%
Cintas  6,092 3,671
Veralto  17,309 1,424
5,095
Ground Transportation 0.4%
Old Dominion Freight Line  18,452 7,479
7,479
Industrial Conglomerates 1.3%
General Electric  79,880 10,195
Roper Technologies  26,431 14,409
24,604
Total Industrials & Business Services 42,374
INFORMATION
TECHNOLOGY 41.1%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  24,412 3,430
3,430
IT Services 1.5%
MongoDB (1) 27,374 11,192
Shopify, Class A  (1) 165,825 12,918
Snowflake, Class A  (1) 21,286 4,236
28,346
Semiconductors & Semiconductor
Equipment 9.4%
Advanced Micro Devices  (1) 91,352 13,466
ASML Holding  29,740 22,511
Lam Research  4,211 3,298
Monolithic Power Systems  18,537 11,693
NVIDIA  243,531 120,602
Taiwan Semiconductor Manufacturing,
ADR  61,895 6,437
Texas Instruments  25,115 4,281
182,288
Software 20.0%
Atlassian, Class A  (1) 30,900 7,350
BILL Holdings  (1) 52,017 4,244
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456  (1)(3)(4) 1,441 1,537
Confluent, Class A  (1) 95,240 2,229
Crowdstrike Holdings, Class A  (1) 16,644 4,249
Datadog, Class A  (1) 32,257 3,915
Fortinet  (1) 24,029 1,406
Gusto, Acquisition Date: 10/4/21,
Cost $805  (1)(3)(4) 27,971 430
Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  37,060 23,164
Microsoft  718,676 270,251
ServiceNow  (1) 66,479 46,967
Synopsys  (1) 45,916 23,643
389,385
Technology Hardware, Storage &
Peripherals 10.0%
Apple  1,010,906 194,630
194,630
Total Information Technology 798,079
MATERIALS 0.9%
Chemicals 0.9%
Linde  22,308 9,162
Sherwin-Williams  29,586 9,228
Total Materials 18,390
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy  84,000 9,819
Total Utilities 9,819
Total Common Stocks (Cost
$707,334) 1,920,739
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157  (1)(3)
(4) 92 98
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17  (1)(3)(4) 10 11
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742  (1)(3)(4) 12,546 922
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305  (1)(3)(4) 31,368 2,306
Databricks, Series I, Acquisition Date:
9/14/23, Cost $354  (1)(3)(4) 4,817 354
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126  (1)(3)(4) 37,063 570
Total Information Technology 4,261
Total Convertible Preferred Stocks
(Cost $4,701) 4,261
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00%
PIK)  (5)(6) 872,000 750
Carvana, 13.00%, 6/1/30, (13.00%
PIK)  (5)(6) 1,308,000 1,099
Carvana, 14.00%, 6/1/31, (14.00%
PIK)  (5)(6) 1,548,000 1,323
Total Corporate Bonds (Cost $3,236) 3,172

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 5.42%  (7)(8) 7,642,416 7,642
Total Short-Term Investments (Cost
$7,642) 7,642
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.42%  (7)(8) 4,541,063 4,541
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 4,541
Total Securities Lending Collateral
(Cost $4,541) 4,541
Total Investments in Securities
99.7% of Net Assets
(Cost $727,454) $ 1,940,355
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,221 and represents 0.4% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,172 and represents
0.2% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 302++
Totals $ —# $ — $ 302+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 15,568  ¤   ¤ $ 12,183
Total $ 12,183^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $302 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,183.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $727,454) $ 1,940,355
Receivable for investment securities sold 11,940
Dividends and interest receivable 457
Receivable for shares sold 413
Other assets 1
Total assets 1,953,166
Liabilities
Obligation to return securities lending collateral 4,541
Payable for shares redeemed 1,326
Investment management and administrative fees payable 1,257
Other liabilities 134
Total liabilities 7,258
NET ASSETS $ 1,945,908
Net Assets Consist of:
Total distributable earnings (loss) $ 1,165,087
Paid-in capital applicable to 42,943,631 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 780,821
NET ASSETS $ 1,945,908
NET ASSET VALUE PER SHARE
Blue Chip Growth Portfolio Class
(Net assets: $1,326,676; Shares outstanding: 28,721,297) $ 46.19
Blue Chip Growth Portfolio - II Class
(Net assets: $619,232; Shares outstanding: 14,222,334) $ 43.54

T. ROWE PRICE Blue Chip Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $59) $ 10,251
    Interest 463
Securities lending 3
Total income 10,717
Expenses
Investment management and administrative expense 14,861
Rule 12b-1 fees - Blue Chip Growth Portfolio - II Class 1,369
Waived / paid by Price Associates (1,747)
Net expenses 14,483
Net investment loss (3,766)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 75,077
Foreign currency transactions (1)
Net realized gain 75,076
Change in net unrealized gain on securities 615,141
Net realized and unrealized gain / loss 690,217
INCREASE IN NET ASSETS FROM OPERATIONS
$ 686,451

T. ROWE PRICE Blue Chip Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (3,766) $ (5,870)
Net realized gain (loss) 75,076 (114,416)
Change in net unrealized gain / loss 615,141 (851,275)
Increase (decrease) in net assets from operations 686,451 (971,561)
Distributions to shareholders
Net earnings
Blue Chip Growth Portfolio Class – (55,747)
Blue Chip Growth Portfolio - II Class – (25,099)
Decrease in net assets from distributions – (80,846)
Capital share transactions
*
Shares sold
Blue Chip Growth Portfolio Class 231,931 279,904
Blue Chip Growth Portfolio - II Class 100,505 98,745
Distributions reinvested
Blue Chip Growth Portfolio Class – 55,747
Blue Chip Growth Portfolio - II Class – 25,099
Shares redeemed
Blue Chip Growth Portfolio Class (435,185) (324,012)
Blue Chip Growth Portfolio - II Class (142,903) (134,022)
Increase (decrease) in net assets from capital share transactions (245,652) 1,461
Net Assets
Increase (decrease) during period 440,799 (1,050,946)
Beginning of period 1,505,109 2,556,055
End of period $ 1,945,908 $ 1,505,109
*Share information (000s)
Shares sold
Blue Chip Growth Portfolio Class 5,898 7,189
Blue Chip Growth Portfolio - II Class 2,696 2,625
Distributions reinvested
Blue Chip Growth Portfolio Class – 1,799
Blue Chip Growth Portfolio - II Class – 857
Shares redeemed
Blue Chip Growth Portfolio Class (11,298) (8,207)
Blue Chip Growth Portfolio - II Class (3,851) (3,658)
Increase (decrease) in shares outstanding (6,555) 605

T. ROWE PRICE Blue Chip Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue
Chip Growth Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Blue Chip Growth Portfolio (Blue Chip Growth Portfolio Class) and the Blue Chip
Growth Portfolio–II (Blue Chip Growth Portfolio–II Class). Blue Chip Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-
approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Blue Chip Growth Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Blue Chip Growth Portfolio

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.

T. ROWE PRICE Blue Chip Growth Portfolio

securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,913,305 $ 4,474 $ 2,960 $ 1,920,739
Convertible Preferred Stocks — — 4,261 4,261
Corporate Bonds — 3,172 — 3,172
Short-Term Investments 7,642 — — 7,642
Securities Lending Collateral 4,541 — — 4,541
Total $ 1,925,488 $ 7,646 $ 7,221 $ 1,940,355

T. ROWE PRICE Blue Chip Growth Portfolio

securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was $4,274,000; the value of cash collateral and related investments was $4,541,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $204,523,000 and $465,277,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ — $ 687
Long-term capital gain — 80,159
Total distributions $ — $ 80,846
($000s)
Cost of investments $ 738,528
Unrealized appreciation $ 1,234,176
Unrealized depreciation (32,349)
Net unrealized appreciation (depreciation) $ 1,201,827

T. ROWE PRICE Blue Chip Growth Portfolio

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2023, the fund utilized $71,275,000 of capital loss carryforwards.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.75% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $1,747,000 and allocated ratably in the amounts of $1,199,000 and
$548,000 for the Blue Chip Growth Portfolio Class and Blue Chip Growth Portfolio-II Class, respectively, for the year ended
December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by
($000s)
Net unrealized appreciation (depreciation) $ 1,201,827
Loss carryforwards and deferrals (36,740)
Total distributable earnings (loss) $ 1,165,087

T. ROWE PRICE Blue Chip Growth Portfolio

members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $9,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 8 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE Blue Chip Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Blue Chip Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Blue
Chip Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Blue Chip Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $9,585,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $8,568,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov [sec.gov].
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov [sec.gov]). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on http://troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Blue Chip Growth Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Blue Chip Growth Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Blue Chip Growth Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Blue Chip Growth Portfolio

Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281411 E307-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024